Consolidated Statements of Changes in Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Shares	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Equity attributable to the owners of QIAGEN N.V.	Noncontrolling Interest
Balance at Dec. 31, 2010	$ 2,476,353	$ 2,724	$ 1,648,985	$ 759,890	$ 64,754		$ 2,476,353
Balance, shares at Dec. 31, 2010		233,115,000
Increase (Decrease) in Stockholders' Equity
Acquisition of Ipsogen S.A.	42,437							42,437
Acquisition of Ipsogen S.A. shares from noncontrolling interests	(29,783)							(29,783)
Net income	94,949			96,038			96,038	(1,089)
Unrealized gain (loss), net on hedging contracts	3,707				3,707		3,707
Realized loss (gain) net on hedging contracts	(2,825)				(2,825)		(2,825)
Unrealized gain (loss), net on pension	126				126		126
Translation adjustment, net	(51,929)				(49,858)		(49,858)	(2,071)
Common stock issuances under employee stock plans, shares		1,106,000
Common stock issuances under employee stock plans	8,778	15	8,763				8,778
Tax benefit of employee stock plans	(4,565)		(4,565)				(4,565)
Share-based compensation	19,539		19,539				19,539
Proceeds from subscription receivables	1,011		1,011				1,011
Balance at Dec. 31, 2011	2,557,798	2,739	1,673,733	855,928	15,904	0	2,548,304	9,494
Balance, shares at Dec. 31, 2011		234,221,000				0
Increase (Decrease) in Stockholders' Equity
Acquisition of Ipsogen S.A. shares from noncontrolling interests	(57)							(57)
Net income	129,537			129,506			129,506	31
Unrealized gain (loss), net on hedging contracts	209				209		209
Realized loss (gain) net on hedging contracts	553				553		553
Unrealized gain (loss), net on pension	(598)				(598)		(598)
Translation adjustment, net	28,114				27,923		27,923	191
Purchase of treasury shares (in shares)						(1,943,000)
Purchase of treasury shares	(35,653)					(35,653)	(35,653)
Common stock issuances under employee stock plans, shares		2,266,000
Common stock issuances under employee stock plans	16,579	30	16,549				16,579
Tax benefit of employee stock plans	1,489		1,489				1,489
Share-based compensation	25,356		25,356				25,356
Proceeds from subscription receivables	1,036		1,036				1,036
Balance at Dec. 31, 2012	2,724,363	2,769	1,718,163	985,434	43,991	(35,653)	2,714,704	9,659
Balance, shares at Dec. 31, 2012	236,487,000	236,487,000				(1,943,000)
Increase (Decrease) in Stockholders' Equity
Acquisition of Ipsogen S.A. shares from noncontrolling interests	(487)							(487)
Net income	69,098			69,073			69,073	25
Unrealized gain (loss), net on pension	82				82		82
Translation adjustment, net	(47,923)				(48,265)		(48,265)	342
Purchase of treasury shares (in shares)						(4,149,000)
Purchase of treasury shares	(86,029)					(86,029)	(86,029)
Common stock issuances under employee stock plans, shares		3,220,000				275,000
Common stock issuances under employee stock plans	25,337	43	20,301	(76)		5,069	25,337
Tax benefit of employee stock plans	433		433				433
Share-based compensation	37,935		37,935				37,935
Proceeds from subscription receivables	1,062		1,062				1,062
Balance at Dec. 31, 2013	$ 2,723,871	$ 2,812	$ 1,777,894	$ 1,054,431	$ (4,192)	$ (116,613)	$ 2,714,332	$ 9,539
Balance, shares at Dec. 31, 2013	239,707,000	239,707,000				(5,817,000)